Expense Example - Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF - Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	16	52	90	205